Schedule of share based payments expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	$ 1,518,553	$ (567,204)	$ 460,603
Performance rights [member]
IfrsStatementLineItems [Line Items]
Total	1,422,547	(620,537)	460,603
Other share based payment expenses [member]
IfrsStatementLineItems [Line Items]
Total	$ 96,006	$ 53,333